Cover	Apr. 11, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 11, 2023
Entity File Number	001-41285
Entity Registrant Name	ASPAC I Acquisition Corp.
Entity Central Index Key	0001868775
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	Level 39
Entity Address, Address Line Two	Marina Bay Financial Centre
Entity Address, Address Line Three	Tower 2
Entity Address, City or Town	10 Marina Boulevard
Entity Address, Country	SG
Entity Address, Postal Zip Code	018983
City Area Code	65
Local Phone Number	6818-5796
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Ordinary Shares
Title of 12(b) Security	Ordinary Shares
Trading Symbol	ASCA
Security Exchange Name	NASDAQ
Warrants
Title of 12(b) Security	Warrants
Trading Symbol	ASCAW
Security Exchange Name	NASDAQ
Units, each consisting of one Class A Ordinary Share, no par value, three-fourths (3/4) of one redeemable warrant and one Right to acquire one-tenth (1/10) of one Class A Ordinary Share
Title of 12(b) Security	Units, each consisting of one Class A Ordinary Share, no par value
Trading Symbol	ASCAU
Security Exchange Name	NASDAQ
Rights [Member]
Title of 12(b) Security	Rights
Trading Symbol	ASCAR
Security Exchange Name	NASDAQ